Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw material reserves	$ 6,764	$ 9,364	$ 7,536
Supplies for production reserves	26,840	22,257	23,610
Products-in-progress reserves	423,621	456,333	482,261
Finished product reserves	456,449	414,120	479,665
Total	$ 913,674	$ 902,074	$ 993,072